UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

May 1, 2017

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the forms of Prospectuses and Statements of Additional Information with respect to the Crawford Dividend Growth Fund, the Crawford Dividend Opportunity Fund, the Crawford Dividend Yield Fund, and the Crawford Multi-Asset Income Fund, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 421 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 421 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl, Esq.

Secretary